Investment Properties - Fair Value of Investment Properties (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about investment property [Line Items]
Investment properties	$ 763	$ 653	$ 667
Land [Member]
Disclosure of detailed information about investment property [Line Items]
Investment properties	429	309
Office buildings for rent [Member]
Disclosure of detailed information about investment property [Line Items]
Investment properties	334	344
Fair value [Member] | Land [Member]
Disclosure of detailed information about investment property [Line Items]
Investment properties	9,548	8,851
Fair value [Member] | Office buildings for rent [Member]
Disclosure of detailed information about investment property [Line Items]
Investment properties	$ 1,303	$ 924